Income Tax Expense - Schedule of Deferred Tax Liabilities Arising from Temporary Differences and Unused Tax Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Tax Liabilities Arising from Temporary Differences and Unused Tax Losses [Abstract]
Balance brought forward
Exchange difference
Total